Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Significant components of income taxes deducted from net earnings
The following table shows the significant components of income taxes deducted from net earnings from continuing operations.

FOR THE YEAR ENDED DECEMBER 31	2021	2020
Current taxes
Current taxes	(872)	(776)
Uncertain tax positions	12	26
Change in estimate relating to prior periods	42	32
Previously unrecognized tax benefits	—	40
Deferred taxes
Deferred taxes relating to the origination and reversal of temporary differences	(184)	(107)
Change in estimate relating to prior periods	(40)	(26)
Recognition and utilization of loss carryforwards	(21)	15
Previously unrecognized tax benefits	15	—
Effect of change in provincial corporate tax rate	—	9
Uncertain tax positions	4	(5)
Total income taxes	(1,044)	(792)

Reconciliation of reported income taxes in the income statement
The following table reconciles the amount of reported income taxes in the income statements with income taxes calculated at a statutory income tax rate of 26.8% for 2021 and 26.9% for 2020.

FOR THE YEAR ENDED DECEMBER 31	2021	2020
Net earnings from continuing operations	2,892	2,473
Add back income taxes	1,044	792
Earnings from continuing operations before income taxes	3,936	3,265
Applicable statutory tax rate	26.8%	26.9%
Income taxes computed at applicable statutory rates	(1,055)	(878)
Non-taxable portion of (losses) gains on investments	(1)	1
Uncertain tax positions	16	21
Effect of change in provincial corporate tax rate	—	9
Change in estimate relating to prior periods	2	6
Non-taxable portion of equity (losses) gains	(26)	2
Previously unrecognized tax benefits	15	47
Other	5	—
Total income taxes from continuing operations	(1,044)	(792)
Average effective tax rate	26.5%	24.3%

Disclosure of current and deferred taxes
The following table shows aggregate current and deferred taxes relating to items recognized outside the income statements.

FOR THE YEAR ENDED DECEMBER 31	2021		2020
	OTHER COMPREHENSIVE INCOME	DEFICIT	OTHER COMPREHENSIVE INCOME	DEFICIT
Current taxes	—	1	—	14
Deferred taxes	(677)	30	(172)	(20)
Total income taxes (expense) recovery	(677)	31	(172)	(6)

Deferred taxes resulting from temporary differences
The following table shows deferred taxes resulting from temporary differences between the carrying amounts of assets and liabilities recognized in the statements of financial position and their corresponding tax basis, as well as tax loss carryforwards.

NET DEFERRED TAX LIABILITY	NON- CAPITAL LOSS CARRY- FORWARDS	POST- EMPLOYMENT BENEFIT PLANS	INDEFINITE- LIFE INTANGIBLE ASSETS	PROPERTY, PLANT AND EQUIPMENT AND FINITE- LIFE INTANGIBLE ASSETS	CRTC TANGIBLE BENEFITS	OTHER	TOTAL
January 1, 2020	31	364	(1,763)	(1,779)	7	(323)	(3,463)
Income statement	13	5	46	(426)	(7)	255	(114)
Business acquisitions	25	—	—	—	—	1	26
Other comprehensive income	—	(184)	—	—	—	12	(172)
Deficit	—	—	—	—	—	(20)	(20)
Discontinued operations	—	—	—	30	—	—	30
Other	—	—	—	—	—	9	9
December 31, 2020	69	185	(1,717)	(2,175)	—	(66)	(3,704)
Income statement	(10)	2	16	(253)	—	19	(226)
Business acquisitions	4	—	—	(9)	—	1	(4)
Other comprehensive income	—	(653)	—	—	—	(24)	(677)
Deficit	—	—	—	16	—	14	30
Reclassified to liabilities held for sale	—	—	—	4	—	1	5
Other	—	—	—	—	—	2	2
December 31,2021	63	(466)	(1,701)	(2,417)	—	(53)	(4,574)